Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

17. Share-Based Compensation

On February 4, 2019, the 2019 Plan was adopted. The 2019 Plan is administered by the Compensation Committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any calendar year is 12,500 shares or $100,000.

In July 2019, the Compensation Committee of the Board of Directors approved stock-based awards to senior management under the 2019 Plan. In 2021, the Board of Directors approved additional awards of 61,625 of Class A common shares under the 2019 Omnibus Incentive Plan (the “2019 Plan”) resulting in a total amount of awards totaling up to 1,421,000 shares. In July 2021, the Board of Directors approved the issuance of 17,720 shares to one member of senior management as a special bonus.

The 1,421,000 shares of incentive stock may be issued pursuant to the awards, in four tranches. The first tranche was to vest conditioned only on continued service over the three-year period which commenced January 1, 2019. Tranches two, three and four would vest when the Company’s stock price exceeded $8.00, $11.00 and $14.00, respectively, over a 60-day period. The $8.00 threshold was achieved in January 2020 and the $11.00 threshold was achieved in January 2021 and the $14.00 threshold was achieved in March 2021. Accordingly, 113,279 incentive shares vested in the year ended December 31, 2019, 317,188 incentive shares vested in the year ended December 31, 2020 and 1,008,253 incentive shares vested in the year ended December 31, 2021. Of the total of 430,467 incentive shares which vested up to December 31, 2020, 184,270 were settled and issued as Class A common shares in April 2020. A further 747,604 Class A common shares were settled and issued during the year ended December 31, 2021. A total of 1,438,720 incentive shares have vested as at December 31, 2021. As of December 31, 2021, 931,874 Class A common shares were issued under the 2019 Plan.

17.	Share-Based Compensation (continued)

On September 29, 2021, the Compensation Committee and the Board of Directors approved an increase in the aggregate number of Class A common shares available for issuance as awards under the Plan of 1,600,000 and approved new awards to senior management, totaling 1,500,000 shares of incentive stock, in three tranches with a grant date October 1, 2021. The first tranche, representing 55% of the total, is to vest quarterly conditioned only on continued service over the four-year period which commenced October 1, 2021. Tranches two and three, each representing 22.5% of the total, will vest quarterly up to September 30, 2025, when the Company’s stock price exceeds $27.00 and $30.00, respectively, over a 60-day period. The Board of Directors also approved stock-based awards to non-executive directors under the 2019 Plan totalling 105,000 shares of incentive stock to vest in a similar manner to those awarded to senior management. 55,175 incentive shares vested in the year ended December 31, 2021 under the new awards. Of the total of 55,175 incentive shares which vested up to December 31, 2021, no shares were settled or issued.

Share based awards since January 1, 2020, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2020	1,246,096	$3.79	n/a
Vested in 2020	(317,188)	—	4.45
Unvested as at December 31, 2020	928,908	$3.79	n/a
Granted in March 2021	61,625	11.72	n/a
Granted in July 2021	17,720	16.93	n/a
Granted in October 2021	1,605,000	10.51	n/a
Vested in year ended December 31, 2021	(1,063,428)	n/a	16.59
Unvested as at December 31, 2021	1,549,825	$10.51	n/a

Using the graded vesting method of expensing the incentive shares grants, the weighted average fair value of the stock units is recognized as compensation costs in the Consolidated Statements of Income over the vesting period. The fair value of the incentive share grants for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the year ended December 31, 2021 and 2020, the Company recognized a total of $3,510 and $1,998, respectively, in respect of stock-based compensation.